COMMON STOCK AND NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of Dividends Payable [Table Text Block]
Dividends payable consist of the following:

		2012
	2008	common	2012	2013	2013	2014
	common	stock	preferred	common	Odyssey	preferred
	stock	special	stock catch-	stock	and Orion	stock
	dividend	dividend	up dividend	dividend	dividend	dividend	Total
Balance at December 31, 2012	$2,774,125	$6,898,575	$167,305	$-	$-	$-	$9,840,005
Gross amount of dividend accrued	-	-	-	12,700,000	1,081,469	-	13,781,469
Paid in kind	-	-	(167,305)	-	-	-	(167,305)
Paid in cash	(100,000)	-	-	-	(176,666)	-	(276,666)
Balance at December 31, 2013	2,674,125	6,898,575	-	12,700,000	904,803	-	23,177,503
Gross amount of dividend accrued	-	-	-	-	-	6,303,747	6,303,747
Paid in kind	-	(3,964,218)	-	(6,288,460)	-	(6,303,747)	(16,556,425)
Paid in cash	(100,000)	-	-	-	-	-	(100,000)
Balance at December 31, 2014	$2,574,125	$2,934,357	$-	$6,411,540	$904,803	$-	$12,824,825